Contingent Liabilities (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2018 ILS (₪)
Contingent Liabilities (Textual)
Legally distributed value	₪ 113
Exposure of claims	₪ 300
Description of plaintiff estimates	Two motions for certification of a class action seeking a total of NIS 1.8 billion, filed in June 2017
Legal proceedings	₪ 5,100
Additional exposure	4,600
DBS [Member]
Contingent Liabilities (Textual)
Paid taxes	462
Bezeq Group Companies [Member] | Customer Claims One [Member]
Contingent Liabilities (Textual)
Contingent liabilities including exposure	406
Bezeq Group Companies [Member] | Customer Claims [Member]
Contingent Liabilities (Textual)
Contingent liabilities including exposure	15
Payment of damages	₪ 2,000
Description of plaintiff estimates	Plaintiff estimates at NIS 1.1 billion or NIS 2 billion.